CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net Income (Loss)	$ 2,533,595	$ 474,216	$ (19,183,874)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided from Operating Activities
Depreciation	1,790,041	2,140,735	2,092,845
Amortization and Accretion	3,487,124	4,043,795	3,807,011
Goodwill Impairment	0	0	2,412,338
Provision for Loan Losses	8,250,000	13,350,000	43,445,000
Deferred Income Taxes	867,006	639,607	(5,869,055)
Securities Gains	(2,923,601)	(2,617,062)	(2,625,867)
(Gain) Loss on Sale of Premises and Equipment	3,668	28,146	(82,503)
Loss on Sale of Other Real Estate and Repossessions	1,106,479	1,827,704	163,642
Provision for Losses on Other Real Estate	1,411,061	1,293,174	467,408
Increase in Cash Surrender Value of Life Insurance	(174,289)	(56,024)	(184,905)
Change In
Interest Receivable	739,423	1,325,068	699,018
Prepaid Expenses	1,861,810	2,006,032	(5,785,826)
Interest Payable	(398,903)	(452,764)	(1,256,460)
Accrued Expenses and Accounts Payable	(405,612)	(148,591)	315,879
Other	(2,987,906)	3,500,575	(3,360,614)
Cash Flow from Operating Activities	15,159,896	27,354,611	15,054,037
Cash Flows from Investing Activities
Interest-Bearing Deposits in Other Banks	21,769,424	(44,247,933)	(6,331,814)
Purchase of Investment Securities Available for Sale	(381,284,748)	(380,490,982)	(488,257,181)
Proceeds from Sale of Investment Securities Available for Sale	342,672,937	286,387,727	368,575,701
Proceeds from Maturities, Calls and Paydowns of Investment Securities Available for Sale	41,978,769	55,648,274	58,599,391
Held to Maturity	12,565	14,001	12,688
Proceeds from Sale of Premises and Equipment	1,605	0	125,512
Net Loans to Customers	63,267,200	88,105,734	(18,973,081)
Purchase of Premises and Equipment	(397,825)	(490,256)	(1,290,324)
Proceeds from Sale of Other Real Estate and Repossessions	9,991,792	9,866,063	12,158,095
Federal Home Loan Bank Stock	665,300	281,900	(73,000)
Cash Flow from Investing Activities	98,677,019	15,074,528	(75,454,013)
Cash Flows from Financing Activities
Interest-Bearing Customer Deposits	(50,448,220)	(17,183,061)	43,853,063
Noninterest-Bearing Customer Deposits	(8,690,512)	18,720,584	6,741,949
Proceeds from Other Borrowed Money	0	23,076,010	19,000,000
Principal Payments on Other Borrowed Money	(4,076,010)	(39,000,000)	(19,000,000)
Dividends Paid on Preferred Stock	(1,400,000)	(1,400,000)	(1,190,000)
Dividends Paid on Common Stock	0	0	(1,760,665)
Issuance of Common Stock	0	5,078,255	0
Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	(20,000,000)	(20,000,000)	(2,274,000)
Proceeds Allocated to Issuance of Preferred Stock	0	0	27,215,218
Proceeds Allocated to Warrants Issued	0	0	784,782
Cash Flows from Financing Activities	(84,614,742)	(30,708,212)	73,370,347
Net Increase in Cash and Cash Equivalents	29,222,173	11,720,927	12,970,371
Cash and Cash Equivalents, Beginning	54,149,669	42,428,742	29,458,371
Cash and Cash Equivalents, Ending	$ 83,371,842	$ 54,149,669	$ 42,428,742